Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 8 – Subsequent Events

NASDAQ Notification

On March 20, 2014, the Company received a written notice (“Notice”) from the Listing Qualifications Department of The NASDAQ Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(3) (the “Rule”), which requires that the Company maintain a minimum of 300 public holders for the continued listing of its securities on Nasdaq. Pursuant to the Notice, the Company had until May 5, 2014 to submit a plan to regain compliance with the Rule. If the Staff accepts the Company’s plan to regain compliance, the Staff can grant an extension of up to 180 calendar days from March 20, 2014 for the Company to demonstrate compliance.

On May 5, 2014, the Company submitted to Nasdaq the Company’s plan to regain compliance. The Company plans to include a tender offer as part of its plan to regain compliance and while the tender offer will reduce the number of currently public shares outstanding, the Company believes that the acquisition described below will increase the total number of shares outstanding. The Company has not yet received a letter from Nasdaq indicating that it has accepted the Company’s plan to regain compliance.

Share Exchange Agreement

On March 24, 2014, the Company entered into a Share Exchange Agreement (the “Agreement”), with KBS International Holdings, Inc., a Nevada corporation (“KBS”), Hongri International Holdings Ltd., a company organized and existing under the laws of the British Virgin Islands and wholly owned subsidiary of KBS (“Hongri” or the “Target”); and (d) Cheung So Wa and Chan Sun Keung, each an individual and shareholder of KBS (each, a “Principal Stockholder”). The aquisition is expected to be accounted for as a reverse merger and recapitalization where KBS will be the acquirer and the Company will be the acquired company.

Upon the closing of the transactions contemplated in the Agreement, the Company will acquire 100% of the issued and outstanding equity interest in Target from KBS in exchange for the transaction consideration consisting of shares of the Company’s common stock (the “Acquisition”). The number of shares comprising the transaction consideration will be (a) (i) EBITDA multiplied by 6, less (ii) the Long Term Debt less cash held by Target; divided by (b) $10.30; provided, however, that in no event will the transaction consideration be less than 80%, by vote or value, of the outstanding capital stock of the Company immediately following the Closing (the “Transaction Consideration”). The Agreement defines EBITDA as Target’s 2013 standalone and adjusted earnings before interest, taxes, depreciation and amortization, as calculated based upon the audited Target financial statements for the year ended December 31, 2013, and defines “Long Term Debt” Target’s existing net long-term debt as of one business day before the closing date of the Acquisition. Upon consummation of the Acquisition, KBS will dissolve and distribute all its assets to its shareholders in liquidation.

The Agreement provides that immediately after closing, the Company’s board of directors will consist of seven directors, two of whom will be designated by the Principal Stockholders, and one of which will be designated by Aquasition Investments Corp., a company incorporated in the Republic of the Marshall Islands (“AQU Invest”). The remaining four directors will be “independent” and have experience with public companies listed in the United States. Three of the independent directors will be designated by KBS, and the remaining independent director will be designated by AQU Invest. Concurrently with the closing, the Company, AQU Invest and the Principal Stockholders will enter into a voting agreement regarding the election of director designees following the closing, and the Company will purchase director’s and officer’s insurance.

Prior to closing the Company will conduct a tender offer (the “Tender Offer”) for any and all of the shares of common stock underlying the units issued in the Company’s initial public offering in accordance with the requirements of its Amended and Restated Articles of Incorporation and bylaws. The Company agreed provide the KBS and the Principal Stockholders (the “Warrantors”) notice of any event or development that would require amendment of the Tender Offer documents. The Company is required to obtain all necessary consents and authorization to complete the Acquisition including completion of the tender offer with not more than 90% of such shares tendered in the Tender Offer. Upon closing, the Company will issue the shares representing the Transaction Consideration, and will take all steps necessary to distribute the funds held in the Trust Account established in connection with the Company’s IPO in accordance with the Investment Management Trust Agreement governing the Trust Account. The Company will ensure that at least $10 million is available to the combined companies, excluding the cash and assets of the Target, as of immediately following the Closing.

Consummation of the Agreement and the acquisition is conditioned on (a) KBS holding at least 80%, by vote or value, of the outstanding capital stock of the Company immediately following the closing; (b) no conflict with any applicable law or order; (c) no pending third-party action enjoining or otherwise restricting the closing; (d) the Tender Offer having been duly completed; and (e) there being one or more valid exemptions to registration of the issuance of the Transaction Consideration, and dissolution and liquidation of KBS following the closing.